May 2, 1997



U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn: Filing Desk, Stop 1-4

Re:  ReliaStar Select Variable Account
     (Select*Annuity III)
     SEC File No. 33-69892
     CIK No. 0000356778

Gentlemen:

In accordance with the provisions of Securities Act Rule 497(j) this letter serves to certify that the most recent amendment to the registration statement on Form N-4 for the above captioned Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Amendment No. 4 to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on April 14, 1997, and became effective on April 30, 1997.

The following mutual fund prospectuses are attached and will be delivered with the Prospectus for the Registrant and are incorporated herein by reference:

FUND PROSPECTUS                    CIK             ACCESSION NUMBER
Fidelity VIP I                  0000356494       0000356494-97-000012
Fidelity VIP II                 0000831016       0000356494-97-000013
Putnam Capital Manager Trust    0000822671       0000822671-97-000021
Northstar Variable Trust        0000916403       0000916641-97-000429

Sincerely,

RELIASTAR  SELECT VARIABLE ACCOUNT

By: /s/Robert B. Saginaw
    --------------------
       Robert B. Saginaw
         Counsel